Contract Liabilities	12 Months Ended
Mar. 31, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 10 — CONTRACT LIABILITIES

Contract liabilities represent the payment advance from customers. The movement of contract liabilities is as follows:

	March 31, 2026	March 31, 2025
Balance at beginning of the year	$500,246	$791,265
Additions	775,549	502,558
Recognized to revenue during the year	(355,230)	(791,214)
Exchange adjustment	38,438	(2,363)
Ending balance	$959,003	$500,246